LEASES (Details - Future minimum lease payments)	Jul. 31, 2026 USD ($)
Leases
Remainder of 2026	$ 121,555
2027	283,628
Total future minimum lease payments	405,183
Less imputed interest	(17,968)
Total operating lease liability	$ 387,215